Change in Presentation Currency (Details 1) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($) $ / shares	Feb. 28, 2021 CAD ($) $ / shares	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($) $ / shares	Feb. 28, 2021 CAD ($) $ / shares
IfrsStatementLineItems [Line Items]
General and administrative expense	$ (2,152)	$ (1,883)		$ (4,497)	$ (3,056)
Net loss and comprehensive loss	$ (851)	(164)		$ (3,009)	(1,799)
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense			$ (2,414)			$ (3,958)
Other income (expenses)			2,859			2,379
Net loss and comprehensive loss			$ 445			$ (1,579)
Earnings per share - basic and diluted | $ / shares			$ 0.01			$ (0.01)
Presentation Currency Change [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense		531			902
Other income (expenses)		(1,140)			(1,122)
Net loss and comprehensive loss		$ (609)			$ (220)
Earnings per share - basic and diluted | $ / shares		$ (0.01)
Restateds [Member]
IfrsStatementLineItems [Line Items]
General and administrative expense		$ (1,883)			$ (3,056)
Other income (expenses)		1,719			1,257
Net loss and comprehensive loss		$ (164)			$ (1,799)
Earnings per share - basic and diluted | $ / shares		$ (0.00)			$ (0.01)